As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount			Value
			ASSET BACKED SECURITIES 4.5%
			Americredit Automobile Receivables Trust
	$1,630,000		2008-AF, Class A4, 6.960%, 10/14/2014	$1,378,824
			Countrywide Asset-Backed Certificates
	591,436		2006-S3, Class A1, 5.460%, 06/25/2021 (c)	370,487
	588,440		2006-S2, Class A2, 5.627%, 07/25/2027	379,785
	4,542,955		2006-S2, Class A3, 5.841%, 07/25/2027	880,711
	1,949,830		2006-S2, Class A4, 6.091%, 07/25/2027	276,017
	1,187,035		2006-S5, Class A3, 5.762%, 06/25/2035	198,444
	3,310,000		2006-S7, Class A3, 5.712%, 11/25/2035 (c)	392,229
	1,835,065		2007-S2, Class A, 5.779%, 05/25/2037	578,157
			Ford Credit Auto Owner Trust
	1,015,000		2006-C, Class A4A, 5.150%, 02/15/2012	991,761
	1,295,000		2007-A, Class A4A, 5.470%, 06/15/2012	1,248,617
	600,000		2007-B, Class A4A, 5.240%, 07/15/2012	570,574
			GMAC Mortgage Corporation Loan Trust
	1,295,000		2006-HE2, Class A3, 6.320%, 05/25/2036	485,297
	2,270,000		2006-HE3, Class A3, 5.805%, 10/25/2036	877,323
			GSAA Home Equity Trust
	1,408,856		2006-S1, Class 1A1, 2.621%, 01/25/2037	277,374
			Hertz Vehicle Financing LLC
	281,667		2004-1, Class A4, 3.230%, 05/25/2010
			(Acquired 02/01/2008, Cost $273,411) (a)	279,903
	715,000		2005-1A, Class A4, 2.711%, 11/25/2011
			(Acquired 08/21/2008 and 12/10/2008, Cost $638,402) (a)(c)	515,989
	880,000		2005-2A, Class A5, 2.711%, 11/25/2011
			(Acquired 08/01/2008 and 12/10/2008, Cost $803,760) (a)(c)	711,508
	1,810,000		2005-2A, Class A6, 5.080%, 11/25/2011
			(Acquired Multiple Dates, Cost $1,754,069) (a)	1,564,184
			Home Equity Mortgage Trust
	1,440,000		2005-5, Class A1F2, 5.150%, 04/25/2036	296,812
	4,691,143		2006-5, Class A1, 5.500%, 01/25/2037	718,186
			Keystone Owner Trust
	7,026		1998-P1, Class M1, 7.530%, 05/25/2025
			(Acquired 12/10/2008, Cost $5,983) (a)	6,134
			Mid-State Trust
	880,721		11, Class A1, 4.864%, 07/15/2038	622,784
			Residential Funding Mortgage Securities
	365,793		2005-HS1, Class AI2, 4.660%, 07/25/2020	291,157
	797,707		2003-HS1, Class AI6, 3.830%, 02/25/2033	531,584
	630,000		2005-HS1, Class AI4, 5.110%, 09/25/2035	90,009
	1,350,000		2006-HSA1, Class A3, 5.230%, 02/25/2036	420,148
	2,252,464		2006-HSA1, Class A5, 5.310%, 02/25/2036	659,305
	1,460,000		2006-HSA1, Class A4, 5.490%, 02/25/2036	244,994
	590,000		2006-HSA2, Class AI3, 5.550%, 03/25/2036	160,278
	820,000		2006-HSA2, Class AI4, 5.810%, 03/25/2036	68,021
			Saco I Trust
	1,466,561		2006-9, Class A1, 5.480%, 08/25/2036	287,726

			Total Asset Backed Securities
			(Cost $19,788,889)	16,374,322

			CORPORATE BONDS 50.3%
			Airlines 4.2%
			Continental Airlines
	4,140,000		5.983%, 04/19/2022	3,063,600
			Delta Air Lines, Inc.
	7,987,942		6.718%, 07/02/2024	5,431,801
			Northwest Airlines, Inc.
	5,875,000		7.027%, 05/01/2021	3,701,250
			United Airlines
	4,999,634		6.636%, 01/02/2022	3,299,759
				15,496,410
			Auto Components 0.4%
			Arvinmeritor, Inc.
	300,000		8.125%, 09/15/2015	99,000
			Delphi Corp.
	2,005,000		6.500%, 08/15/2013	30,075
			Lear Corp.
	5,225,000		8.750%, 12/01/2016	1,071,125
			TRW Automotive Inc.
	995,000		7.250%, 03/15/2017
			(Acquired Multiple Dates, Cost $866,334) (a)	412,925
				1,613,125
			Building Products 0.2%
			USG Corp.
	1,070,000		7.750%, 01/15/2018	652,700
			Capital Markets - 1.9%
			Goldman Sachs Group, Inc.
	3,705,000		6.150%, 04/01/2018	3,384,214
			Morgan Stanley
	4,210,000		5.550%, 04/27/2017	3,746,239
				7,130,453
			Commercial Banks 8.4%
			Barclays Bank Plc
	280,000		6.050%, 12/04/2017
			(Acquired 10/31/2008 and 12/10/2008, Cost $224,584) (a)(b)	220,194
	9,845,000		7.434%, 12/15/2017
			(Acquired Multiple Dates, Cost $6,367,173) (a)(b)(c)	4,089,909
			Credit Suisse New York
	60,000		6.000%, 02/15/2018 (b)	52,332
			Deutsche Bank, LLC
	2,200,000		5.375%, 03/02/2015
			(Acquired 10/31/2008 and 12/10/2008, Cost $1,886,176) (b)	1,919,612
	4,785,000		5.628%, 01/31/2049
			(Acquired Multiple Dates, Cost $3,234,121) (a)	2,017,179
			Manufacturers & Traders Trust Co.
	2,200,000		3.850%, 04/01/2013
			(Acquired Multiple Dates, Cost $2,004,337) (a)	1,853,447
			Marshall & Ilsley Bank
	6,235,000		5.413%, 12/04/2012	4,659,172
			Regions Bank
	1,955,000		7.500%, 05/15/2018	1,744,145
			Royal Bank of Scotland Group Plc
	9,030,000		6.990%, 10/29/2049
			(Acquired Multiple Dates, Cost $5,423,525) (a)(b)	3,973,200
			Suntrust Bank
	3,455,000		5.919%, 05/21/2012	3,168,304
			Wachovia Corp.
	10,354,000		5.800%, 08/29/2049 (c)	3,727,440
			Wells Fargo Alternative Loan Trust
	6,520,000		7.700%, 12/29/2049 (c)	3,105,574
	500,000		7.980%, 12/31/2049	235,000
				30,765,508
			Computers & Peripherals 0.6%
			Tyco Electronics Group S A
	1,385,000		6.000%, 10/01/2012 (b)	1,178,575
	1,335,000		5.950%, 01/15/2014 (b)	1,094,337
				2,272,912
			Consumer Finance 3.2%
			ERAC USA Finance Company
	5,480,000		6.375%, 10/15/2017
			(Acquired Multiple Dates, Cost $4,702,666) (a)	3,528,594
			Ford Motor Credit Co.
	1,330,000		7.800%, 06/01/2012	901,376
	650,000		7.000%, 10/01/2013	434,630
	5,720,000		8.000%, 12/15/2016	3,759,361
			GMAC LLC
	5,557,000		6.750%, 12/01/2014	3,229,395
				11,853,356
			Diversified Financial Services 14.7%
			American General Finance
	3,680,000		5.200%, 12/15/2011	1,539,653
	1,350,000		5.900%, 09/15/2012	560,602
	210,000		5.375%, 10/01/2012	84,391
	4,115,000		6.900%, 12/15/2017	1,442,254
			Bank of America Corp.
	20,960,000		8.000%, 12/29/2049	8,394,270
			CIT Group Inc.
	1,110,000		5.168%, 11/03/2010	813,014
	635,000		5.600%, 11/02/2011 (b)	459,292
	990,000		5.610%, 02/13/2012	606,603
	2,840,000		7.625%, 11/30/2012	2,090,328
	1,655,000		5.638%, 12/21/2012	1,011,533
			Citigroup, Inc.
	5,545,000		5.000%, 09/15/2014	3,675,786
			Credit Suisse Guernsey
	10,179,000		5.860%, 05/15/2017 (b)(c)	3,772,307
			General Motors Acceptance Corp.
	785,000		6.875%, 08/28/2012	433,426
	3,605,000		6.750%, 12/01/2014	1,701,960
			Genworth Global Funding
	1,155,000		5.200%, 10/08/2010	980,388
	430,000		5.250%, 05/15/2012	289,188
			International Lease Finance Corp.
	815,000		4.750%, 01/13/2012	475,602
	2,925,000		5.350%, 03/01/2012	1,641,498
	995,000		5.300%, 05/01/2012	570,084
	4,280,000		5.625%, 09/20/2013	2,394,467
	2,000,000		6.625%, 11/15/2013	1,107,798
			JP Morgan Chase & Co.
	9,545,000		7.900%, 10/30/2049	6,133,999
			Lehman Brothers Holdings
	7,000,000		6.875%, 05/02/2018 (e)	840,000
			Liberty Property LP
	430,000		6.375%, 08/15/2012	357,749
	2,430,000		6.625%, 10/01/2017	1,655,231
			Pricoa Global Funding I
	365,000		3.565%, 01/30/2012
			(Acquired 12/18/2008, Cost $286,439) (a)	271,483
	1,955,000		5.400%, 10/18/2012
			(Acquired Multiple Dates, Cost $1,944,660) (a)	1,657,813
			Prudential Financial Inc.
	2,870,000		6.000%, 12/01/2017	1,895,368
			Simon Property Group LP
	1,440,000		5.100%, 06/15/2015	1,099,802
	1,100,000		5.750%, 12/01/2015	849,272
	195,000		6.100%, 05/01/2016	154,392
	810,000		5.250%, 12/01/2016	603,339
			Societe Generale
	7,060,000		5.922%, 04/05/2017
			(Acquired Multiple Dates, Cost $3,274,599) (a)	3,247,600
			Windsor Financing LLC
	1,090,003		5.881%, 07/15/2017
			(Acquired 02/07/2006 and 02/08/2006, Cost $1,093,895) (a)	963,748
				53,774,240
			Diversified Telecommunication Services 1.4%
			British Telecom plc
	3,770,000		5.950%, 01/15/2018 (b)	3,068,343
			Telecom Italia Capital
	2,135,000		5.250%, 11/15/2013 (b)	1,917,307
				4,985,650
			Electric Utilities 1.5%
			Entergy Arkansas
	950,000		5.660%, 02/01/2025	786,547
			Entergy Louisiana LLC
	805,000		5.500%, 04/01/2019	693,772
			Great River Energy
	1,043,308		5.829%, 07/01/2017
			(Acquired Multiple Dates, Cost $1,025,410) (a)	1,076,704
	490,000		7.233%, 07/01/2038
			(Acquired 04/23/2008 and 12/10/2008, Cost $493,621) (a)	502,324
			Indianapolis Power & Light Co.
	1,100,000		6.050%, 10/01/2036
			(Acquired Multiple Dates, Cost $1,060,718) (a)	907,757
			Mackinaw Power LLC
	1,203,094		6.296%, 10/31/2023
			(Acquired Multiple Dates, Cost $1,158,049) (a)	1,048,797
			Tenaska Gateway Partners Ltd.
	572,432		6.052%, 12/30/2023
			(Acquired 05/31/2007 and 08/31/2007, Cost $572,432) (a)	465,370
				5,481,271
			Food & Staples Retailing 0.0%
			CVS Caremark Corporation
	180,729		6.943%, 01/10/2030
			(Acquired 03/05/2009, Cost $142,820) (a)	137,786

			Gas Utilities 0.5%
			Alliance Pipeline U.S.
	309,183		4.591%, 12/31/2025
			(Acquired Multiple Dates, Cost $296,264) (a)	294,635
			Gulfstream Natural Gas
	890,000		5.560%, 11/01/2015
			(Acquired Multiple Dates, Cost $877,339) (a)	772,862
			Source Gas LLC
	765,000		5.900%, 04/01/2017
			(Acquired Multiple Dates, Cost $744,161) (a)	587,146
			Southern Star Cent Gas
	210,000		6.000%, 06/01/2016
			(Acquired Multiple Dates, Cost $204,842) (a)	176,400
				1,831,043
			Hotels, Restaurants & Leisure 0.3%
			Harrahs Operating Co., Inc.
	4,105,000		1.750%, 02/01/2016
			(Acquired Multiple Dates, Cost $2,783,185) (a)	779,950
	830,000		5.750%, 10/01/2017	132,800
				912,750
			Household Durables 0.3%
			Mohawk Industries, Inc.
	1,395,000		6.125%, 01/15/2016	1,027,837

			Insurance 5.1%
			Genworth Financial, Inc.
	2,730,000		5.650%, 06/15/2012	1,144,017
			Hartford Financial Services Group
	2,230,000		5.375%, 03/15/2017	1,272,601
	2,020,000		6.300%, 03/15/2018	1,154,925
	1,100,000		6.000%, 10/15/2036	550,933
	875,000		8.125%, 06/15/2068	280,315
			Hartford Life Global Funding
	430,000		2.096%, 03/15/2011 (c)	332,992
			Jackson National Life Global Funding
	860,000		5.125%, 02/10/2011
			(Acquired Multiple Dates, Cost $855,729) (a)	822,594
	930,000		5.375%, 05/08/2013
			(Acquired 05/01/2008 and 12/10/2008, Cost $923,788) (a)	797,168
			Lincoln National Corp
	4,195,000		6.050%, 04/20/2067	880,950
			Metlife, Inc.
	3,170,000		6.817%, 08/15/2018	2,721,588
	5,842,000		7.875%, 12/15/2067
			(Acquired Multiple Dates, Cost $3,964,180) (a)	3,096,260
			Monumental Global Funding
	1,455,000		5.254%, 01/25/2013
			(Acquired Multiple Dates, Cost $1,349,188) (a)	1,092,236
	1,605,000		5.500%, 04/22/2013
			(Acquired Multiple Dates, Cost $1,603,180) (a)	1,459,142
			Nationwide Life Global Fund
	335,000		2.296%, 02/27/2012
			(Acquired 12/19/2008, Cost $265,184) (a)(c)	283,714
	795,000		5.450%, 10/02/2012
			(Acquired 09/25/2007 and 12/10/2008, Cost $792,794) (a)	708,097
	340,000		1.448%, 10/09/2009
			(Acquired 02/18/2009, Cost $316,000) (a)	336,627
			Protective Life Corp.
	855,000		5.450%, 09/28/2012	805,668
			Prudential Financial Inc.
	390,000		5.150%, 01/15/2013	289,882
	980,000		8.875%, 06/15/2068	465,500
				18,495,209
			Media 1.2%
			Time Warner Companies, Inc.
	365,000		9.150%, 02/01/2023	362,941
	1,845,000		7.700%, 05/01/2032	1,659,090
			Viacom, Inc.
	2,595,000		6.250%, 04/30/2016	2,278,260
				4,300,291
			Metals & Mining 1.5%
			Alcoa Inc.
	1,700,000		6.000%, 07/15/2013	1,356,880
	3,025,000		6.750%, 07/15/2018	2,035,166
	1,175,000		5.950%, 02/01/2037	682,519
			U.S. Steel Corp.
	2,040,000		5.650%, 06/01/2013	1,540,547
				5,615,112
			Multi-Utilities & Unregulated Power 1.5%
			AES Eastern Energy
	705,811		9.000%, 01/02/2017	642,288
			Borger Energy Funding
	2,607,861		7.260%, 12/31/2022
			(Acquired 08/14/2008 and 12/10/2008, Cost $2,504,483) (a)	2,242,760
			Homer City Funding LLC
	2,156,700		8.137%, 10/01/2019	1,768,494
			Kiowa Power Partners LLC
	719,818		4.811%, 12/30/2013
			(Acquired Multiple Dates, Cost $717,851) (a)	646,167
				5,299,709
			Oil, Gas & Consumable Fuels 1.1%
			Tennessee Gas Pipeline Co.
	1,110,000		7.500%, 04/01/2017	1,069,086
			USX Marathon Group
	730,000		8.125%, 07/15/2023	661,561
			Valero Energy Corp.
	2,870,000		6.625%, 06/15/2037	2,028,743
			Williams Cos, Inc.
	340,000		7.625%, 07/15/2019	317,900
				4,077,290
			Real Estate Investment Trusts 1.2%
			AMB Property LP
	2,345,000		6.300%, 06/01/2013	1,695,191
			Prologis Trust
	1,230,000		5.625%, 11/15/2016	614,756
	1,210,000		6.625%, 05/15/2018	613,353
			Regency Centers L P
	1,945,000		5.875%, 06/15/2017	1,305,148
				4,228,448
			Telecommunications 0.4%
			U.S. West Communications, Inc.
	2,345,000		7.125%, 11/15/2043	1,442,175
			Transportation 0.4%
			CSX Transportation, Inc.
	1,510,287		6.251%, 01/15/2023	1,445,312
			Utilities 0.3%
			Indiantown Cogeneration
	510,363		9.260%, 12/15/2010	487,131
	590,000		9.770%, 12/15/2020	545,903
				1,033,034

			Total Corporate Bonds
			(Cost $227,821,256)	183,871,621

			MORTGAGE BACKED SECURITIES 37.8%
			Banc of America Commercial Mortgage Inc.
	4,495,000		Series 2006-5, Class A4, 5.414%, 09/10/2016	3,286,076
	3,365,000		Series 2006-3, Class A4, 5.889%, 07/10/2044	2,133,308
	3,385,000		Series 2006-1, Class A4, 5.372%, 09/10/2045	2,508,496
	1,500,000		Series 2006-4, Class A4, 5.634%, 07/10/2046	1,120,521
	3,860,000		Series 2007-3, Class A2, 5.659%, 06/10/2049	3,219,245
			Citigroup/Deutsche Bank Commercial Mortgage Trust
	3,650,000		Series 2006-CD2, Class A4, 5.545%, 01/15/2046	2,813,450
	8,175,000		Series 2006-CD3, Class A5, 5.617%, 10/15/2048	6,027,828
	1,845,000		Series 2006-C5, Class A2, 5.378%, 10/15/2049	1,615,984
	3,945,000		Series 2006-C5, Class A1, 5.720%, 10/15/2049	2,730,558
	4,130,000		Series 2007-CD4, Class A4, 5.322%, 12/11/2049	2,747,905
			CitiMortgage Alternative Loan Trust
	1,890,108		Series 2007-A4, Class 2A1, 5.500%, 04/25/2022	1,308,900
			Commercial Mortgage Pass-Through Certificate
	8,390,000		Series 2006-C7, Class A4, 5.768%, 06/10/2046	6,410,193
			Credit Suisse First Boston Mortgage Securities Corp.
	419,875		Pool # 2005-10, 5.000%, 09/25/2015	351,383
	82,742		Pool # 2003-1, 7.000%, 02/25/2033	80,361
	815,000		Pool # 2005-C5, 5.100%, 08/15/2038	626,248
	540,000		Pool # 2006-C5, 5.246%, 12/15/2039	466,348
	2,545,000		Pool # 2007-C2, 5.448%, 01/15/2049	1,978,864
			Credit Suisse Mortgage Capital Certificates
	1,140,000		Series 2007-C1, Class A3, 5.383%, 02/15/2040	688,091
			CWCapital Cobalt
	3,110,000		Series 2007-C3, Class A4, 6.015%, 05/15/2046 (c)	1,854,172
	1,575,000		Series 2006-C1, Class A2, 5.174%, 08/15/2048	1,339,924
			FNMA REMIC
	80,788		Series 1994-3, Class PL, 5.500%, 01/25/2024	84,786
			GE Capital Mortgage Corporation
	4,895,000		Series 2005-C4, Class A4, 5.333%, 11/10/2045 (c)	3,761,799
			GMAC Commercial Mortgage Securities, Inc.
	2,000,000		Pool # 2006-C1, 5.238%, 11/10/2045	1,592,653
	3,745		Pool #2003-C1, 9.500%, 10/15/2009	3,825
			Greenwich Capital Commercial Funding Corp.
	850,000		Series 2005-GG5, Class A5, 5.224%, 04/10/2037	628,141
	795,000		Series 2006-GG7, Class A2, 5.914%, 07/10/2038	720,942
	7,565,000		Series 2006-GG7, Class A4, 6.110%, 07/10/2038 (c)	5,489,439
	2,250,000		Series 2007-GG9, Class A2, 5.381%, 03/10/2039	1,884,423
	5,340,000		Series 2007-GG9, Class A4, 5.444%, 03/10/2039	3,846,754
			GS Mortgage Securities Corp. II
	3,225,119		Series 2007-EOP, Class A1, 5.410%, 03/06/2020
			(Acquired Multiple Dates, Cost $3,162,042) (a)(c)	2,251,188
			JP Morgan Chase Commercial Mortgage Securites Corp.
	2,205,000		Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	1,469,308
			LB-UBS Commercial Mortgage Trust
	17,363		Series 2003-C, Class A2, 3.086%, 05/15/2027	17,338
	1,545,000		Series 2005-C7, Class A4, 5.197%, 11/15/2030	1,211,315
	9,300,000		Series 2006-C1, Class A4, 5.156%, 02/15/2031	7,093,543
	4,170,000		Series 2006-C4, Class A4, 6.080%, 06/15/2038 (c)	3,159,919
	4,075,000		Series 2006-C6, Class A4, 5.372%, 09/15/2039	2,932,643
	715,000		Series 2007-C1, Class A2, 5.318%, 02/15/2040	619,093
	4,270,000		Series 2007-C2, Class A2, 5.330%, 02/15/2040	3,533,867
	1,650,000		Series 2007-C1, Class A4, 5.424%, 02/15/2040	1,120,490
	5,275,000		Series 2007-C2, Class A3, 5.430%, 02/15/2040	3,520,000
	5,340,000		Series 2007-C3, Class A4, 6.136%, 07/15/2044 (c)	3,834,681
			Master Alternative Loans Trust
	400,247		Pool # 2004-6, 4.500%, 07/25/2014	351,967
			Master Asset Securitization Trust
	404,843		Pool # 2004-3, 4.750%, 01/25/2014	399,529
			Merrill Lynch Commercial Mortgage Trust
	3,500,000		Series 2005-LC1, Class A4, 5.291%, 01/12/2044	2,688,755
	2,575,000		Series 2006-2, Class A4, 5.910%, 06/12/2046	1,833,693
	2,440,000		Series 2006-3, Class A4, 5.414%, 07/12/2046	1,606,472
	755,000		Series 2007-7, Class A2, 5.693%, 06/12/2050	620,806
	1,960,000		Series 2007-C1, Class A2, 5.725%, 06/12/2050	1,605,649
			Morgan Stanley Capital I
	7,610,000		Series 2006-IQ11, Class A4, 5.944%, 10/15/2042	6,177,597
			Residential Accredit Loans, Inc.
	1,464,682		Series 2004-QS4, Class A1, 4.350%, 03/25/2034	1,294,958
			Wachovia Bank Commercial Mortgage Trust
	3,790,000		Series 2005-C22, Class A4, 5.445%, 12/15/2044	2,919,422
	6,555,000		Series 2006-C23, Class A4, 5.418%, 01/15/2045	5,110,151
	9,870,000		Series 2006-C24, Class A3, 5.558%, 03/15/2045	7,480,289
	1,950,000		Series 2006-C27, Class A3, 5.765%, 07/15/2045	1,347,919
	1,915,000		Series 2007-C34, Class A3, 5.680%, 05/15/2046	1,381,326
	5,365,000		Series 2007-C31, Class A2, 5.421%, 04/15/2047	4,232,524
	6,750,000		Series 2006-C29, Class A4, 5.380%, 11/15/2048	4,482,348
			Wells Fargo Alternative Loan Trust
	1,614,740		Series 2007-PA3, Class 6A1, 5.500%, 07/25/2037	1,037,470
			Wells Fargo Mortgage Backed Securities Trust
	2,387,590		Pool # 2006-3, 5.500%, 03/25/2036	1,761,929

			Total Mortgage Backed Securities
			(Cost $168,057,580)	138,416,806

			INSTITUTIONAL TERM LOANS 3.6%
			Chrysler LLC
	10,509,554		6.467%, 11/29/2013	1,620,258
			Community Health Systems, Inc.
	51,353		7.848%, 07/02/2014	44,285
	753,081		7.570%, 07/25/2014	649,427
			Ford Motor Co.
	1,195,980		8.320%, 12/15/2013	572,743
	9,481,877		8.360%, 12/15/2013	4,540,776
			General Motors Corp.
	6,742,978		1.375%, 11/01/2013	2,763,781
	360,000		5.059%, 11/27/2013	148,162
	3,640,000		3.500%, 11/29/2013	1,498,078
			Georgia Pacific Corp.
	2,022		7.800%, 12/20/2012	1,788
			HCA Inc.
	825,000		4.946%, 11/17/2013	698,272
	628,736		8.110%, 11/17/2013	532,156
			Total Institutional Term Loans
			(Cost $19,888,319)	13,069,726

	Number of
	Shares
			PREFERRED STOCKS 0.0%
			Thrifts & Mortgage Finance 0.0%
	169,732		Fannie Mae
			8.250%, 12/31/2010 (c)	120,510
	141,065		Freddie Mac
			8.375%, 12/31/2012 (c)	64,890
			Total Preferred Stocks
			(Cost $4,155,967)	185,400

	Principal
	Amount
			U.S. TREASURY OBLIGATIONS 0.2%
			U.S. Treasury Bonds 0.2%
	$515,000		4.500%, 05/15/2038	601,262
			Total U.S. Treasury Obligations
			(Cost $637,102)	601,262

			SHORT TERM INVESTMENTS 2.2%
			Commercial Paper 1.0%
	3,535,000		U.S. Bancorp 04/01/2009	3,535,000

			Variable Rate Demand Notes (d) 1.2%
			American Family Financial Services, Inc.
	1,318,081		4.595%	1,318,081
			U.S. Bank Demand Note
	3,079,189		4.949%	3,079,189
				4,397,270
			Total Short Term Investments
			(Cost $7,932,270)	7,932,270

			Total Investments 98.6%	360,451,407
			(Cost $448,281,384)
			Other Assets in Excess of Liabilities 1.4%	5,271,870

			TOTAL NET ASSETS 100.0%	$365,723,277

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $45,799,494 (12.5% of net assets) at March 31, 2009.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.
(e)	Security is in default.

		The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

		Cost of investments	$ 448,281,384
		Gross unrealized appreciation	2,758,753
		Gross unrealized depreciation	(90,588,730)
		Net unrealized appreciation	$ (87,829,977)

		*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
		For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
		section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Plus Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	Rating of Reference Entity (Moody's/S&P)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount(2)	Unrealized Appreciation/ (Depreciation)
JP Morgan	Ford Motor Credit Co.	Sell	Caa1/CCC+	5.15%	3/20/11	$2,250,000	$(539,669)

JP Morgan	Dow Jones North American High Yield Index	Sell	B3/B+	5.00%	12/20/13	$32,025,000	$(270,689)

JP Morgan	Dow Jones North American High Yield Index	Sell	B1/B+	3.25%	6/20/13	$4,230,000	$1,919
						$38,505,000	$(808,439)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Frontegra Columbus Core Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount			Value
			ASSET BACKED SECURITIES - 2.8%
			Americredit Automobile Receivables Trust
	$ 355,000		2008-AF, Class A4, 6.960%, 10/14/2014	$300,296
			Ford Credit Auto Owner Trust
	245,000		2006-C, Class A4A, 5.150%, 02/15/2012	239,390
	290,000		2007-A, Class A4A, 5.470%, 06/15/2012	279,613
	100,000		2007-B, Class A4A, 5.240%, 07/15/2012	95,096
			Hertz Vehicle Financing LLC
	76,667		2004-1, Class A4, 3.230%, 05/25/2010
			(Acquired 02/01/2008, Cost $74,743) (a)	76,187
	160,000		2005-1A, Class A4, 2.711%, 11/25/2011
			(Acquired 08/21/2008, Cost $144,725) (a)(c)	115,466
	200,000		2005-2A, Class A5, 2.711%, 11/25/2011
			(Acquired 08/01/2008, Cost $185,203) (a)(c)	161,706
	440,000		2005-2A, Class A6, 5.080%, 11/25/2011
			(Acquired Multiple Dates, Cost $431,664) (a)	380,243
			Keystone Owner Trust
	31,619		1998-P1, Class M1, 7.530%, 05/25/2025
			(Acquired 04/22/2003, Cost $32,870) (a)	27,601
			Mid-State Trust
	257,644		11, Class A1, 4.864%, 07/15/2038	182,188

			Total Asset Backed Securities	1,857,786
			(Cost $2,104,946)

			CORPORATE BONDS - 52.8%
			Airlines - 4.0%
			Continental Airlines
	1,350,000		5.983%, 04/19/2022	999,000
			Delta Air Lines, Inc.
	1,382,331		6.718%, 07/02/2024	939,985
			Northwest Airlines, Inc.
	1,215,000		7.027%, 11/01/2019	765,450
				2,704,435
			Capital Markets - 0.7%
			Morgan Stanley
	610,000		1.648%, 01/09/2012	489,575

			Commercial Banks - 8.7%
			Barclays Bank Plc
	1,980,000		7.434%, 12/15/2017
			(Acquired Multiple Dates, Cost $1,278,697) (a)(b)(c)	822,551
			Deutsche Bank, LLC
	1,310,000		5.628%, 01/31/2049
			(Acquired Multiple Dates, Cost $889,225) (a)	552,248
			Marshall & Ilsley Bank
	1,655,000		5.413%, 12/04/2012	1,236,717
			Regions Bank
	440,000		7.500%, 05/15/2018	392,544
			Royal Bank of Scotland Group Plc
	1,700,000		6.990%, 10/29/2049
			(Acquired Multiple Dates, Cost $1,004,855) (a)(b)	748,000
			Suntrust Bank
	695,000		5.919%, 05/21/2012	637,329
			Wachovia Corp.
	2,125,000		5.800%, 08/29/2049 (c)	765,000
			Wells Fargo Alternative Loan Trust
	1,315,000		7.700%, 12/29/2049 (c)	626,354
				5,780,743
			Computers & Peripherals - 0.7%
			Tyco Electronics Group S A
	275,000		6.000%, 10/01/2012 (b)	234,013
	295,000		5.950%, 01/15/2014 (b)	241,820
				475,833
			Consumer Finance - 1.3%
			ERAC USA Finance Co.
	1,010,000		6.375%, 10/15/2017
			(Acquired Multiple Dates, Cost $809,041) (a)	650,343
			Household Finance Corp.
	230,000		6.375%, 10/15/2011	198,841
				849,184
			Diversified Financial Services - 15.6%
			American General Finance
	275,000		5.900%, 09/15/2012	114,197
	705,000		6.900%, 12/15/2017	247,093
			Bank of America Corp.
	440,000		5.650%, 05/01/2018	367,079
	4,270,000		8.000%, 12/29/2049	1,710,092
			Cargill, Inc.
	230,000		5.600%, 09/15/2012
			(Acquired 09/06/2007, Cost $229,929) (a)	229,168
			CIT Group Inc.
	200,000		5.168%, 11/03/2010	146,489
	50,000		5.600%, 11/02/2011 (b)	36,165
	170,000		5.610%, 02/13/2012	104,164
	425,000		7.625%, 11/30/2012	312,813
	310,000		5.638%, 12/21/2012	189,471
			Citigroup, Inc.
	140,000		5.500%, 02/15/2017	87,947
	1,075,000		6.125%, 05/15/2018	927,872
			Credit Suisse Guernsey
	2,100,000		5.860%, 05/15/2017 (b)(c)	778,254
			Genworth Global Funding
	195,000		5.200%, 10/08/2010	165,520
	795,000		5.875%, 05/03/2013
			(Acquired Multiple Dates, Cost $562,327) (a)	534,561
	45,000		5.750%, 05/15/2013	28,090
			International Lease Finance Corp.
	530,000		5.350%, 03/01/2012	297,434
	175,000		5.300%, 05/01/2012	100,266
	565,000		5.625%, 09/20/2013	316,092
			JP Morgan Chase & Co.
	1,940,000		7.900%, 10/30/2049	1,246,722
			Liberty Property LP
	745,000		6.625%, 10/01/2017	507,468
			Pricoa Global Funding I
	75,000		3.565%, 01/30/2012
			(Acquired 12/18/2008, Cost $58,881) (a)	55,784
	350,000		5.400%, 10/18/2012
			(Acquired 10/11/2007 and 04/25/2008, Cost $349,437) (a)	296,795
			Prudential Financial Inc.
	65,000		6.100%, 06/15/2017	44,403
	530,000		6.000%, 12/01/2017	350,016
			Simon Property Group LP
	340,000		5.100%, 06/15/2015	259,675
	225,000		5.750%, 12/01/2015	173,715
	40,000		6.100%, 05/01/2016	31,670
	165,000		5.250%, 12/01/2016	122,903
			Societe Generale
	1,080,000		5.922%, 04/05/2049
			(Acquired 11/26/2008, Cost $523,338) (a)(b)(c)	496,800
			Windsor Financing LLC
	187,286		5.881%, 07/15/2017
			(Acquired Multiple Dates, Cost $187,213) (a)	165,593
				10,444,311
			Diversified Telecommunication Services - 1.6%
			British Telecom plc
	830,000		5.950%, 01/15/2018 (b)	675,524
			Telecom Italia Capital
	420,000		5.250%, 11/15/2013 (b)	377,175
				1,052,699
			Electric Utilities - 4.1%
			Commonwealth Edison Co.
	640,000		4.740%, 08/15/2010	633,573
			Entergy Arkansas Inc.
	280,000		5.000%, 07/01/2018
			(Acquired 06/18/2003 and 08/03/2007, Cost $275,578) (a)	237,301
			Entergy Gulf States, Inc.
	445,000		5.250%, 08/01/2015	402,123
			Entergy Louisiana LLC
	170,000		5.500%, 04/01/2019	146,511
			FPL Energy Virgina Funding Corp.
	147,221		7.520%, 06/30/2019
			(Acquired Multiple Dates, Cost $156,561) (a)	144,224
			Great River Energy
	213,900		5.829%, 07/01/2017
			(Acquired Multiple Dates, Cost $213,900) (a)	220,747
	100,000		7.233%, 07/01/2038
			(Acquired 04/23/2008, Cost $100,000) (a)(e)	102,515
			Indianapolis Power & Light Co.
	290,000		6.050%, 10/01/2036
			(Acquired Multiple Dates, Cost $276,368) (a)	239,318
			Mackinaw Power LLC
	274,470		6.296%, 10/31/2023
			(Acquired Multiple Dates, Cost $267,650) (a)	239,269
			Public Service Electric & Gas
	105,000		5.300%, 05/01/2018	105,853
			Virginia Electric & Power Co.
	220,000		5.950%, 09/15/2017	229,084
				2,700,518
			Food & Staples Retailing - 0.6%
			CVS Caremark Corp.
	532,418		6.943%, 01/10/2030
			(Acquired 02/19/2009, Cost $411,490) (a)	405,911

			Gas Utilities - 1.1%
			Alliance Pipeline U.S.
	418,527		4.591%, 12/31/2025
			(Acquired Multiple Dates, Cost $389,518) (a)	398,835
			Gulfstream Natural Gas
	195,000		5.560%, 11/01/2015
			(Acquired Multiple Dates, Cost $195,195) (a)	169,335
			Source Gas LLC
	175,000		5.900%, 04/01/2017
			(Acquired 04/11/2007 and 08/03/2007, Cost $174,449) (a)	134,315
			Southern Star Cent Gas
	50,000		6.000%, 06/01/2016
			(Acquired 04/06/2006 and 08/03/2007, Cost $49,832) (a)	42,000
				744,485
			Insurance - 6.7%
			Hartford Financial Services Group
	280,000		5.375%, 03/15/2017	159,788
	360,000		6.300%, 03/15/2018	205,828
			Hartford Life Global Funding
	85,000		2.096%, 03/15/2011 (c)	65,824
	520,000		2.469%, 08/15/2013
			(Acquired 08/28/2008, Cost $483,465) (a)	456,992
			Jackson National Life Global Funding
	155,000		5.125%, 02/10/2011
			(Acquired Multiple Dates, Cost $154,087) (a)	148,258
	180,000		5.375%, 05/08/2013
			(Acquired 05/01/2008 and 05/28/2008, Cost $179,526) (a)	154,291
			Lincoln National
	1,256,000		7.000%, 05/17/2066	263,760
	795,000		6.050%, 04/20/2067	166,950
			Metlife, Inc.
	645,000		6.817%, 08/15/2018	553,762
			Monumental Global Funding
	355,000		5.254%, 01/25/2013
			(Acquired Multiple Dates, Cost $328,769) (a)	266,491
	260,000		5.500%, 04/22/2013
			(Acquired 04/18/2008, Cost $259,888) (a)	236,372
			Nationwide Life Global Fund
	85,000		2.296%, 02/27/2012
			(Acquired 12/19/2008, Cost $67,277) (a)(c)	71,987
	795,000		5.450%, 10/02/2012
			(Acquired 09/25/2007, Cost $794,006) (a)	708,097
			Principal Life Funding
	295,000		5.150%, 06/17/2011	276,422
			Protective Life Corp.
	730,000		5.450%, 09/28/2012	687,881
			Prudential Financial Inc.
	65,000		5.150%, 01/15/2013	48,313
				4,471,016
			Machinery Manufacturing - 0.5%
			Weatherford Intl
	490,000		6.500%, 08/01/2036	344,944

			Media - 1.3%
			Time Warner, Inc.
	75,000		9.150%, 02/01/2023	74,577
	350,000		7.700%, 05/01/2032	314,732
			Viacom, Inc.
	540,000		6.250%, 04/30/2016	474,089
				863,398
			Metals & Mining - 1.5%
			Alcoa Inc.
	355,000		6.000%, 07/15/2013	283,348
	670,000		6.750%, 07/15/2018	450,764
	275,000		5.900%, 02/01/2027	154,080
	235,000		5.950%, 02/01/2037	136,504
				1,024,696
			Multi-Utilities & Unregulated Power - 0.3%
			Kiowa Power Partners LLC
	180,707		4.811%, 12/30/2013
			(Acquired 11/19/2004 and 8/03/2007, Cost $180,584) (a)	162,218

			Oil, Gas & Consumable Fuels - 1.3%
			PF Export Receivables Master Trust
			3.748%, 06/01/2013
	302,673		(Acquired Multiple Dates, Cost $302,749) (a)	320,255
			Valero Energy Corp.
	800,000		6.625%, 06/15/2037	565,503
				885,758
			Real Estate Investment Trusts - 2.6%
			AMB Property LP
	545,000		6.300%, 06/01/2013	393,978
			Boston Properties LP
	385,000		6.250%, 01/15/2013	323,172
			Federal Realty Investment Trust
	235,000		5.650%, 06/01/2016	173,358
	235,000		6.200%, 01/15/2017	178,476
			Prologis Trust
	250,000		5.625%, 11/15/2016	124,951
	290,000		6.625%, 05/15/2018	147,002
			Regency Centers LP
	625,000		5.250%, 08/01/2015	413,509
				1,754,446
			Transportation- 0.2%
			CSX Transportation, Inc.
	145,000		6.750%, 03/15/2011	145,926

			Total Corporate Bonds
			(Cost $42,347,199)	35,300,096

			MORTGAGE BACKED SECURITIES - 40.8%
			Banc of America Commercial Mortgage Inc.
	655,000		Series 2006-5, Class A4, 5.414%, 09/10/2016	478,838
	760,000		Series 2006-3, Class A4, 5.889%, 07/10/2044	481,817
	710,000		Series 2006-1, Class A4, 5.372%, 09/10/2045	526,154
	340,000		Series 2006-4, Class A4, 5.634%, 07/10/2046	253,985
	805,000		Series 2007-3, Class A2, 5.659%, 06/10/2049	671,371
			Bear Stearns Commercial Mortgage Securities
	280,000		Series 2005-PWR10, Class A4, 5.405%, 12/11/2040	220,078
			Citigroup/Deutsche Bank Commercial Mortgage Trust
	1,000,000		Series 2006-CD3, Class A5, 5.617%, 10/15/2048	737,349
	280,000		Series 2006-C4, Class A3, 5.721%, 03/15/2049	209,966
	390,000		Series 2006-C5, Class A2, 5.378%, 10/15/2049	341,590
	785,000		Series 2006-C5, Class A1, 5.720%, 10/15/2049	543,343
	955,000		Series 2007-CD4, Class A4, 5.322%, 12/11/2049	635,411
			CitiMortgage Alternative Loan Trust
	1,607,416		Series 2007-A7, Class 3A1, 5.750%, 07/25/2022	1,119,667
			Commercial Mortgage Pass-Through Certificate
	1,155,000		Series 2006-C7, Class A4, 5.768%, 06/10/2046	882,452
			Credit Suisse First Boston Mortgage Securities Corp.
	111,143		Pool # 2005-10, 5.000%, 09/25/2015	93,013
	23,594		Pool # 2003-1, 7.000%, 02/25/2033	22,915
	190,000		Pool # 2005-C5, 5.100%, 08/15/2038	145,996
	115,000		Pool # 2006-C5, 5.246%, 12/15/2039	99,315
	850,000		Pool # 2007-C2, 5.448%, 01/15/2049	660,917
			Credit Suisse Mortgage Capital Certificates
	260,000		Series 2007-C1, Class A3, 5.383%, 02/15/2040	156,933
			CWCapital Cobalt
	705,000		Series 2007-C3, Class A4, 6.015%, 05/15/2046 (c)	420,319
	350,000		Series 2006-C1, Class A2, 5.174%, 08/15/2048	297,761
			FHLMC Pools
	46,052		Pool # 2775, 3.000%, 11/15/2013	46,047
			GE Capital Mortgage Corporation
	1,065,000		Series 2005-C4, Class A4, 5.333%, 11/10/2045 (c)	818,451
			GMAC Commercial Mortgage Securities, Inc.
	440,000		Pool # 2006-C1, 5.238%, 11/10/2045	350,384
			Greenwich Capital Commercial Funding Corp.
	180,000		Series 2006-GG7, Class A2, 5.914%, 07/10/2038	163,232
	1,705,000		Series 2006-GG7, Class A4, 6.110%, 07/10/2038 (c)	1,237,210
	480,000		Series 2007-GG9, Class A2, 5.381%, 03/10/2039	402,010
			GS Mortgage Securities Corp. II
	529,906		Series 2007-EOP, Class A1, 5.410%, 03/06/2020
			(Acquired 09/17/2007 and 04/22/2008, Cost $520,743) (a)(c)	369,884
			JP Morgan Chase Commercial Mortgage Securites Corp.
	510,000		Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	339,840
			LB-UBS Commercial Mortgage Trust
	3,815		Series 2003-C3, Class A2, 3.086%, 05/15/2027	3,809
	355,000		Series 2005-C7, Class A4, 5.197%, 11/15/2030	278,328
	1,035,000		Series 2006-C4, Class A4, 6.080%, 06/15/2038 (c)	784,296
	150,000		Series 2007-C1, Class A2, 5.318%, 02/15/2040	129,880
	624,000		Series 2007-C2, Class A2, 5.330%, 02/15/2040	516,425
	580,000		Series 2007-C1, Class A4, 5.424%, 02/15/2040	393,869
	1,195,000		Series 2007-C2, Class A3, 5.430%, 02/15/2040	797,422
	1,468,000		Series 2007-C3, Class A4, 6.136%, 07/15/2044 (c)	1,054,178
			Master Alternative Loans Trust
	111,265		Pool # 2004-6, 4.500%, 07/25/2014	97,844
			Master Asset Securitization Trust
	107,076		Pool # 2004-3, 4.750%, 01/25/2014	105,671
			Merrill Lynch Commercial Mortgage Trust
	800,000		Series 2005-LC1, Class A4, 5.291%, 01/12/2044	614,573
	580,000		Series 2006-2, Class A4, 5.910%, 06/12/2046	413,026
	525,000		Series 2006-3, Class A4, 5.414%, 07/12/2046	345,655
	155,000		Series 2007-7, Class A2, 5.693%, 06/12/2050	127,450
	440,000		Series 2007-C1, Class A2, 5.725%, 06/12/2050	360,452
			Morgan Stanley Capital I
	1,665,000		Series 2006-IQ11, Class A4, 5.944%, 10/15/2042	1,351,603
			Residential Accredit Loans, Inc.
	307,069		Series 2004-QS4, Class A1, 4.350%, 03/25/2034	271,487
			Residential Asset Securitization Trust
	264,611		Series 2003-A6, Class A1, 4.500%, 07/25/2033	231,921
			Wachovia Bank Commercial Mortgage Trust
	590,000		Series 2006-C25, 5.926%, 05/15/2043	469,285
	795,000		Series 2005-C22, Class A4, 5.445%, 12/15/2044	612,385
	1,435,000		Series 2006-C23, Class A4, 5.418%, 01/15/2045	1,118,698
	1,760,000		Series 2006-C24, Class A3, 5.558%, 03/15/2045	1,333,871
	455,000		Series 2006-C27, Class A3, 5.765%, 07/15/2045	314,514
	435,000		Series 2007-C34, Class A3, 5.680%, 05/15/2046	313,774
	1,260,000		Series 2007-C31, Class A2, 5.421%, 04/15/2047	994,032
	1,565,000		Series 2006-C29, Class A4, 5.380%, 11/15/2048	1,039,241
			Wells Fargo Mortgage Backed Securities Trust
	649,547		Pool # 2006-3, 5.500%, 03/25/2036	479,335
			Total Mortgage Backed Securities
			(Cost $33,262,476)	27,279,272

			U.S. TREASURY OBLIGATIONS - 0.2%
			U.S. Treasury Bonds 0.2%
	100,000		4.500%, 05/15/2038	116,750

			Total U.S. Treasury Obligations
			(Cost $123,709)	116,750

			SHORT TERM INVESTMENTS - 4.5%
			Commercial Paper 4.1%
	2,725,000		U.S. Bancorp 04/01/2009	2,725,000

			Variable Rate Demand Notes (d) 0.4%
	88,383		American Family Financial Services, Inc.
			4.595%	88,383
	235,209		U.S. Bank, N.A.
			4.949%	235,209
				323,592
			Total Short-Term Investments
			(Cost $3,048,592)	3,048,592

			Total Investments 101.1%
			(Cost $80,886,922)	67,602,496

			Liabilities in Excess of Other Assets (1.1)%	(733,347)

			TOTAL NET ASSETS 100.0%	$66,869,149

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $10,541,661 (15.8% of net assets) at March 31, 2009.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

		The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

		Cost of investments	$ 80,886,922
		Gross unrealized appreciation	399,062
		Gross unrealized depreciation	(13,683,488)
		Net unrealized appreciation	$ (13,284,426)

		*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
		For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
		section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of Shares			Value
	COMMON STOCKS - 93.1%
	Aerospace & Defense 3.5%
15,792	Axsys Technologies, Inc. (a)		$663,896
69,803	Esterline Technologies Corp. (a)		1,409,323
136,810	Moog Inc. - Class A (a)		3,128,845
105,551	Orbital Sciences Corp. (a)		1,255,001
49,777	Triumph Group, Inc.		1,901,481
			8,358,546
	Auto Components 1.3%
158,396	Gentex Corp.		1,577,624
135,881	Superior Industries International, Inc.		1,610,190
			3,187,814
	Biotechnology 3.7%
64,009	Albany Molecular Research, Inc. (a)		603,605
214,237	Cepheid, Inc. (a)		1,478,235
213,337	Exelixis, Inc. (a)		981,350
105,972	Isis Pharmaceuticals, Inc. (a)		1,590,640
57,719	Metabolix, Inc. (a)		393,644
22,460	Myriad Genetics, Inc. (a)		1,021,256
39,321	Onyx Pharmaceuticals, Inc. (a)		1,122,614
34,473	Techne Corp.		1,886,018
			9,077,362
	Building Products 1.9%
185,120	Apogee Enterprises, Inc.		2,032,618
99,353	Universal Forest Products, Inc.		2,643,783
			4,676,401
	Capital Markets 2.6%
262,957	Jefferies Group, Inc.		3,628,807
32,450	Knight Capital Group, Inc. - Class A (a)		478,313
56,250	optionsXpress Holdings, Inc.		639,563
84,249	Waddell & Reed Financial, Inc.		1,522,379
			6,269,062
	Chemicals 4.1%
60,006	Arch Chemicals, Inc.		1,137,714
84,174	FMC Corp.		3,631,266
77,720	Lubrizol Corp.		2,643,257
169,605	Methanex Corp. (b)		1,324,615
41,091	Minerals Technologies Inc.		1,316,967
			10,053,819
	Commercial Banks 4.0%
87,587	Cullen/Frost Bankers, Inc.		4,111,334
102,556	TCF Financial Corp.		1,206,059
41,268	United Bankshares, Inc.		711,460
80,445	Westamerica Bancorporation		3,665,074
			9,693,927
	Commercial Services & Supplies 1.8%
24,507	PICO Holdings, Inc. (a)		736,925
14,256	Strayer Education, Inc.		2,564,227
47,397	Tetra Tech, Inc. (a)		965,951
			4,267,103
	Communications Equipment 1.9%
92,045	Polycom, Inc. (a)		1,416,572
245,865	Tekelec (a)		3,252,794
			4,669,366
	Computers & Peripherals 1.7%
151,625	Synaptics Inc. (a)		4,057,485

	Construction & Engineering 0.5%
76,395	Insituform Technologies, Inc. (a)		1,194,818

	Consumer Electronics 0.6%
75,418	Universal Electronics, Inc. (a)		1,365,066

	Distributors 0.4%
54,767	WESCO International, Inc. (a)		992,378

	Diversified Financial Services 0.8%
61,340	Financial Federal Corp.		1,299,181
31,981	GATX Corp.		646,976
			1,946,157
	Electric Utilities 1.7%
150,288	Black Hills Corp.		2,688,652
30,295	ITC Holdings Corp.		1,321,468
			4,010,120
	Electrical Equipment 2.9%
88,308	American Superconductor Corp. (a)		1,528,611
42,461	SunPower Corp. (a)		840,728
129,497	Thomas & Betts Corp. (a)		3,240,015
132,893	Woodward Governor Co.		1,485,744
			7,095,098
	Electronic Equipment & Instruments 5.9%
165,264	Daktronics, Inc.		1,082,479
25,750	Dionex Corp. (a)		1,216,688
145,716	FLIR Systems, Inc. (a)		2,984,264
24,340	Itron, Inc. (a)		1,152,499
162,289	National Instruments Corp.		3,026,690
65,585	Rofin-Sinar Technologies, Inc. (a)		1,057,230
76,399	ScanSource, Inc. (a)		1,419,493
152,555	Trimble Navigation Ltd. (a)		2,331,040
			14,270,383
	Energy Equipment & Services 3.5%
48,694	Lufkin Industries, Inc.		1,844,529
78,334	Oceaneering International, Inc. (a)		2,888,174
113,953	Oil States International, Inc. (a)		1,529,249
104,040	Unit Corp. (a)		2,176,517
			8,438,469
	Food Products 0.9%
106,979	Corn Products International, Inc.		2,267,955

	Gas Utilities 3.1%
88,148	AGL Resources, Inc.		2,338,566
157,441	Southern Union Co.		2,396,252
115,039	UGI Corp.		2,716,071
			7,450,889
	Health Care Equipment & Supplies 5.8%
120,831	ABIOMED, Inc. (a)		592,072
39,791	Gen-Probe, Inc. (a)		1,813,674
126,013	Hansen Medical, Inc. (a)		506,572
39,599	IDEXX Laboratories, Inc. (a)		1,369,333
111,873	Illumina, Inc. (a)		4,166,150
29,254	Neogen Corp. (a)		638,615
42,202	SonoSite, Inc. (a)		754,572
131,504	Varian, Inc. (a)		3,121,905
81,144	ZOLL Medical Corp. (a)		1,165,228
			14,128,121
	Health Care Providers & Services 4.2%
112,248	Cerner Corp. (a)		4,935,545
117,104	Owens & Minor, Inc.		3,879,655
102,565	Phase Forward, Inc. (a)		1,311,806
			10,127,006
	Hotels Restaurants & Leisure 1.2%
144,051	WMS Industries, Inc. (a)		3,012,106

	Household Durables 3.8%
118,117	AptarGroup, Inc.		3,678,163
98,198	Snap-On Inc.		2,464,770
175,985	Tupperware Brands Corp.		2,989,985
			9,132,918
	Industrial Conglomerates 2.7%
19,997	Alleghany Corp. (a)		5,415,815
49,468	Raven Industries, Inc.		1,027,945
			6,443,760
	Insurance 3.2%
245,315	American Financial Group, Inc.		3,937,306
85,509	Argo Group International Holdings Ltd. (a)(b)		2,576,386
65,061	Stewart Information Services Corp.		1,268,689
			7,782,381
	Internet & Catalog Retail 0.3%
17,330	Netflix, Inc. (a)		743,804

	IT Services 0.6%
101,606	Tyler Technologies, Inc. (a)		1,486,496

	Leisure Equipment & Products 1.4%
463,988	Callaway Golf Co.		3,331,434

	Machinery 4.0%
90,670	Astec Industries, Inc. (a)		2,378,274
65,185	IDEX Corp.		1,425,596
60,343	Kaydon Corp.		1,649,174
67,708	Lincoln Electric Holdings, Inc.		2,145,667
42,648	Valmont Industries, Inc.		2,141,356
			9,740,067
	Marine 1.3%
166,723	Alexander & Baldwin, Inc.		3,172,739

	Metals & Mining 0.9%
64,799	Carpenter Technology		914,962
219,312	GrafTech International Ltd. (a)		1,350,962
			2,265,924
	Multi-Utilities & Unregulated Power 2.0%
344,600	Avista Corp.		4,748,588

	Oil & Gas 1.9%
139,963	Cabot Oil & Gas Corp.		3,298,928
87,011	Swift Energy Co. (a)		635,180
82,162	Tesco Corp. (a)(b)		642,507
			4,576,615
	Oil, Gas & Consumable Fuels 0.4%
110,898	Mariner Energy, Inc. (a)		859,459

	Real Estate 4.5%
23,240	Alexandria Real Estate Equities, Inc.		845,936
178,530	Corporate Office Properties Trust		4,432,900
140,781	Mid-America Apartment Communities, Inc.		4,340,278
82,224	The St. Joe Co. (a)		1,376,430
			10,995,544
	Semiconductor & Semiconductor Equipment 2.5%
329,592	Cypress Semiconductor Corp. (a)		2,231,338
124,651	Semtech Corp. (a)		1,664,091
36,201	Standard Microsystems Corp. (a)		673,339
73,155	Varian Semiconductor Equipment Associates, Inc. (a)		1,584,537
			6,153,305
	Software 2.8%
70,470	ANSYS, Inc. (a)		1,768,797
85,647	Informatica Corp. (a)		1,135,679
103,347	Jack Henry & Associates, Inc.		1,686,623
114,588	Parametric Technology Corp. (a)		1,143,588
38,560	Sybase, Inc. (a)		1,167,983
			6,902,670
	Specialty Retail 1.3%
88,025	Tractor Supply Co. (a)		3,174,181

	Textiles, Apparel & Luxury Goods 0.9%
146,998	Wolverine World Wide, Inc.		2,290,229

	Thrifts & Mortgage Finance 0.6%
106,750	Washington Federal, Inc.		1,418,708

	Total Common Stocks		225,828,273
	(Cost $296,795,291)

	EXCHANGE TRADED FUNDS 4.0%
228,610	iShares Russell 2000 Index Fund		9,587,903

	Total Exchange Traded Funds		9,587,903
	(Cost $10,438,449)

Principal Amount			Value
	SHORT-TERM INVESTMENTS 2.0%
	Commercial Paper 2.0%
$ 4,845,000	US Bancorp, 04/01/2009		$4,845,000

	Variable Rate Demand Notes (c) 0.0%
85,000	American Family Financial Services, Inc., 4.595%		85,000
23,535	U.S. Bank, N.A., 4.949%		23,535
			108,535
	Total Short-Term Investments
	(Cost $4,953,535)		4,953,535

	Total Investments 99.1%		240,369,711
	(Cost $312,187,275)

	Other Assets in Excess of Liabilities 0.9%		2,194,171

	TOTAL NET ASSETS 100.0%		$242,563,882

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 312,187,275
	Gross unrealized appreciation	15,413,335
	Gross unrealized depreciation	(87,230,899)
	Net unrealized appreciation	$ (71,817,564)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 94.7%
		Aerospace & Defense 1.1%
	51,403	Esterline Technologies Corp. (a)	$1,037,827
	57,271	Teledyne Technologies, Inc. (a)	1,527,990
			2,565,817
		Auto Components 0.5%
	115,602	Gentex Corp.	1,151,396

		Biotechnology 2.8%
	160,956	Cepheid, Inc. (a)	1,110,597
	134,217	Isis Pharmaceuticals, Inc. (a)	2,014,597
	56,051	Onyx Pharmaceuticals, Inc. (a)	1,600,256
	32,562	Techne Corp.	1,781,467
			6,506,917
		Capital Markets 1.9%
	63,010	Knight Capital Group, Inc. - Class A (a)	928,767
	137,550	SEI Investments Co.	1,679,485
	102,994	Waddell & Reed Financial, Inc.	1,861,102
			4,469,354
		Chemicals 6.4%
	124,235	Albemarle Corp.	2,704,596
	88,084	FMC Corp.	3,799,944
	98,246	Lubrizol Corp.	3,341,346
	150,583	Methanex Corp. (b)	1,176,053
	38,780	Minerals Technologies, Inc.	1,242,899
	62,263	Sigma-Aldrich Corp.	2,352,919
			14,617,757
		Commercial Banks 2.8%
	101,233	Cullen/Frost Bankers, Inc.	4,751,877
	211,489	KeyCorp	1,664,418
			6,416,295
		Commercial Services & Supplies 1.2%
	14,702	Strayer Education, Inc.	2,644,449

		Communications Equipment 0.8%
	87,360	F5 Networks, Inc. (a)	1,830,192

		Computers & Peripherals 1.0%
	87,224	Synaptics Inc. (a)	2,334,114

		Construction & Engineering 2.6%
	36,050	Jacobs Engineering Group, Inc. (a)	1,393,693
	107,051	Quanta Services, Inc. (a)	2,296,244
	56,059	URS Corp. (a)	2,265,344
			5,955,281
		Distributors 1.5%
	117,958	Genuine Parts Co.	3,522,226

		Diversified Financial Services 0.4%
	40,801	GATX Corp.	825,404

		Electric Utilities 2.2%
	123,927	Wisconsin Energy Corp.	5,102,075

		Electrical Equipment 2.7%
	97,171	American Superconductor Corp. (a)	1,682,030
	83,001	AMETEK, Inc.	2,595,441
	46,580	Roper Industries, Inc.	1,977,321
			6,254,792
		Electronic Equipment & Instruments 4.0%
	89,096	Amphenol Corp. - Class A	2,538,345
	155,601	Avnet, Inc. (a)	2,724,574
	50,279	FLIR Systems, Inc. (a)	1,029,714
	23,069	Itron, Inc. (a)	1,092,317
	118,380	Trimble Navigation Ltd. (a)	1,808,846
			9,193,796
		Energy Equipment & Services 3.8%
	65,828	FMC Technologies, Inc. (a)	2,065,024
	99,138	Helmerich & Payne, Inc.	2,257,372
	52,762	Oceaneering International, Inc. (a)	1,945,335
	132,526	Pride International, Inc. (a)	2,382,818
			8,650,549
		Food Products 3.3%
	110,691	Corn Products International, Inc.	2,346,649
	180,363	McCormick & Co., Inc.	5,333,334
			7,679,983
		Gas Utilities 2.2%
	214,536	UGI Corp.	5,065,195

		Health Care Equipment & Supplies 6.5%
	21,365	C.R. Bard, Inc.	1,703,218
	54,204	Gen-Probe, Inc. (a)	2,470,618
	116,474	Hansen Medical, Inc. (a)	468,225
	44,108	IDEXX Laboratories, Inc. (a)	1,525,255
	110,961	Illumina, Inc. (a)	4,132,188
	17,935	Intuitive Surgical, Inc. (a)	1,710,282
	227,015	PerkinElmer, Inc.	2,898,981
			14,908,767
		Health Care Providers & Services 5.2%
	86,581	Cerner Corp. (a)	3,806,966
	91,177	Henry Schein, Inc. (a)	3,647,992
	91,852	Owens & Minor, Inc.	3,043,057
	110,102	Phase Forward, Inc. (a)	1,408,205
			11,906,220
		Hotels, Restaurants & Leisure 0.8%
	89,687	WMS Industries, Inc. (a)	1,875,355

		Household Durables 3.7%
	124,729	AptarGroup, Inc.	3,884,061
	66,918	Snap-On, Inc.	1,679,642
	167,618	Tupperware Brands Corp.	2,847,830
			8,411,533
		Industrial Conglomerates 1.8%
	15,066	Alleghany Corp. (a)	4,080,439

		Insurance 2.6%
	137,172	American Financial Group, Inc.	2,201,611
	13,671	Markel Corp. (a)	3,880,923
			6,082,534
		Internet & Catalog Retail 0.4%
	11,740	priceline.com, Inc. (a)	924,877

		Internet Software & Services 0.7%
	81,832	Akamai Technologies, Inc. (a)	1,587,541

		Leisure Equipment & Products 0.6%
	181,082	Callaway Golf Co.	1,300,169

		Machinery 3.5%
	26,824	Flowserve Corp.	1,505,363
	44,858	Harsco Corp.	994,502
	55,779	IDEX Corp.	1,219,887
	97,156	Kennametal, Inc.	1,574,899
	42,808	Lincoln Electric Holdings, Inc.	1,356,585
	26,426	Valmont Industries, Inc.	1,326,849
			7,978,085
		Marine 1.2%
	149,082	Alexander & Baldwin, Inc.	2,837,030

		Metals & Mining 1.0%
	74,786	Arch Coal, Inc.	999,889
	199,793	GrafTech International Ltd. (a)	1,230,725
			2,230,614
		Multi-Utilities & Unregulated Power 2.5%
	87,028	Energen Corp.	2,535,126
	205,216	MDU Resources Group, Inc.	3,312,186
			5,847,312
		Oil & Gas 2.8%
	93,980	Cabot Oil & Gas Corp.	2,215,109
	113,528	Denbury Resources, Inc. (a)	1,687,026
	83,862	Questar Corp.	2,468,059
			6,370,194
		Paper & Forest Products 1.7%
	131,493	Rayonier Inc.	3,973,718

		Real Estate 4.1%
	170,189	Corporate Office Properties Trust	4,225,793
	54,112	Mid-America Apartment Communities, Inc.	1,668,273
	211,283	The St. Joe Co. (a)	3,536,877
			9,430,943

		Semiconductor & Semiconductor Equipment 2.6%
	122,540	Altera Corp.	2,150,577
	309,054	Cypress Semiconductor Corp. (a)	2,092,295
	85,668	Varian Semiconductor Equipment Associates, Inc. (a)	1,855,569
			6,098,441
		Software 4.5%
	38,127	BMC Software, Inc. (a)	1,258,191
	70,731	Citrix Systems, Inc. (a)	1,601,350
	119,309	Informatica Corp. (a)	1,582,037
	99,934	Intuit, Inc. (a)	2,698,218
	60,262	McAfee, Inc. (a)	2,018,777
	37,753	Sybase, Inc. (a)	1,143,539
			10,302,112
		Specialty Retail 1.9%
	92,453	GameStop Corp.- Class A (a)	2,590,533
	49,661	O'Reilly Automotive, Inc. (a)	1,738,632
			4,329,165
		Textiles, Apparel & Luxury Goods 2.0%
	41,464	VF Corp.	2,368,009
	141,145	Wolverine World Wide, Inc.	2,199,039
			4,567,048
		Thrifts & Mortgage Finance 1.8%
	245,084	Hudson City Bancorp, Inc.	2,865,032
	95,170	Washington Federal, Inc.	1,264,809
			4,129,841
		Trading Companies & Distributors 1.6%
	53,106	W.W. Grainger, Inc.	3,726,979

		Total Common Stocks	217,684,509
		(Cost $284,032,506)

	Principal Amount		Value
		SHORT TERM INVESTMENTS 3.9%

		Commercial Paper 3.8%
	$ 8,675,000	US Bancorp, 04/01/2009	$8,675,000

		Variable Rate Demand Notes (c) 0.1%
	85,000	American Family Financial Services, Inc., 4.595%	85,000
	28,151	U.S. Bank, N.A., 4.949%	28,151
			113,151

		Total ShortTerm Investments	8,788,151
		(Cost $8,788,148)

		Total Investments 98.6%	226,472,660
		(Cost $292,820,654)

		Other Assets in Excess of Liabilities 1.4%	3,311,555

		TOTAL NET ASSETS 100.0%	$229,784,215

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 292,820,654
	Gross unrealized appreciation	5,305,306
	Gross unrealized depreciation	(71,653,300)
	Net unrealized depreciation	$ (66,347,994)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS - 98.8%
		Australia - 6.5%
	70,776	Newcrest Mining Ltd.	$1,629,223
	574,990	Paladin Energy Ltd. (a)	1,370,986
	150,364	QBE Insurance Group Ltd.	2,017,135
	35,046	Rio Tinto Ltd.	1,391,870
	111,083	Santos Ltd.	1,307,441
	216,704	Sonic Healthcare	1,669,250
	190,026	Suncorp-Metway Ltd.	793,632
			10,179,537
		China - 1.8%
	2,050,000	Huaneng Power International, Inc.	1,373,261
	1,864,000	PetroChina Co., Ltd. - Class H	1,487,088
			2,860,349
		Denmark - 0.7%
	24,700	Novo-Nordisk A/S - Class B	1,184,263

		Finland - 3.0%
	59,890	Fortum Oyj	1,140,762
	301,520	Nokia Oyj	3,526,412
			4,667,174
		France - 9.4%
	30,170	Alstom	1,564,507
	103,090	Axa	1,237,335
	48,781	Bouygues SA	1,743,193
	38,925	GDF Suez	1,335,247
	24,764	LVMH Moet Hennessy Louis Vuitton SA	1,553,985
	40,208	Technip SA	1,417,397
	66,286	Total SA	3,277,811
	102,829	Vivendi	2,719,725
			14,849,200
		Germany - 10.1%
	18,300	Allianz AG	1,531,760
	91,780	Bayer AG	4,384,939
	329,215	Deutsche Telekom AG	4,077,662
	64,031	E.ON AG	1,775,847
	26,800	Fresenius Medical Care AG	1,039,963
	53,671	Gea Group Ag	571,304
	20,000	Merck KGaA	1,767,133
	21,900	SAP AG	765,783
			15,914,391
		Greece - 0.7%
	163,072	Alpha Bank A.E.	1,082,286

		Hong Kong - 5.8%
	512,380	The Bank of East Asia, Ltd.	990,052
	274,000	Cheung Kong (Holdings) Ltd.	2,361,562
	234,500	China Mobile Ltd.	2,042,710
	64	China Mobile (Hong Kong) Ltd. - ADR	2,785
	833,000	Hang Lung Properties Ltd.	1,959,679
	537,000	Television Broadcasts Ltd.	1,717,630
			9,074,418
		Italy - 1.3%
	102,071	Eni SPA	1,976,328

		Japan - 17.6%
	96,000	The Bank of Yokohama, Ltd.	411,602
	86,600	Capcom Co., Ltd.	1,559,981
	57,000	East Japan Railway Co.	2,971,651
	31,000	Fanuc Ltd.	2,120,308
	228	Inpex Holdings, Inc.	1,614,671
	93,000	Kao Corp.	1,814,653
	126,900	Mitsubishi Corp.	1,682,279
	368,100	Mitsubishi Tokyo Financial Group, Inc.	1,813,527
	120,000	Mitsui Fudosan Co., Ltd.	1,316,383
	32,500	Nidec Corp.	1,462,979
	6,900	Nintendo Co., Ltd.	2,018,469
	157,000	Nomura Holdings, Inc.	796,463
	60,000	Nomura Research Institute Ltd.	941,838
	1,708	NTT DoCoMo, Inc.	2,327,040
	12,500	Shin-Etsu Chemical Co., Ltd.	614,129
	67,800	Takeda Pharmaceutical Co., Ltd.	2,352,291
	58,600	Toyota Motor Corp.	1,861,362
			27,679,626
		Netherlands - 4.1%
	105,095	ASML Holding NV	1,850,514
	28,343	Heineken NV	805,147
	85,527	Unilever NV	1,684,985
	126,015	Wolters Kluwer NV	2,042,669
			6,383,315
		Russia - 0.6%
	24,292	Lukoil - ADR	923,096

		Singapore - 0.8%
	247,000	Great Eastern Holdings Ltd.	1,321,651

		Spain - 4.1%
	86,176	Indra Sistemas, SA	1,661,647
	239,190	Telefonica SA	4,769,775
			6,431,422
		Switzerland - 11.0%
	76,190	Credit Suisse Group	2,319,831
	30,115	Holcim Ltd.	1,072,658
	79,200	Nestle SA	2,675,722
	40,020	Roche Holding AG	5,492,751
	9,900	Syngenta AG	1,990,025
	23,484	Zurich Financial Services AG	3,711,489
			17,262,476
		Taiwan - 1.2%
	211,544	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,893,319

		United Kingdom - 20.1%
	450,528	Aviva plc	1,397,083
	118,676	Babcock International Group	730,057
	673,145	BAE Systems plc	3,228,471
	215,673	BG Group plc	3,253,296
	96,408	BHP Billiton plc	1,901,702
	200,806	GlaxoSmithKline plc	3,127,481
	584,300	International Power plc	1,764,579
	2,173,608	Legal & General Group plc	1,338,278
	160,280	National Grid plc	1,231,026
	171,527	Petrofac Ltd	1,318,616
	147,990	Royal Dutch Shell plc - Class A	3,326,916
	88,550	SABMiller plc	1,316,616
	123,017	Smith & Nephew plc	765,707
	344,831	Tesco plc	1,647,511
	82,722	Unilever plc	1,564,246
	2,077,909	Vodafone Group plc	3,622,727
			31,534,312

		Total Common Stocks	155,217,163
		(Cost $208,420,349)

		SHORT TERM INVESTMENTS - 0.0%
		Investment Company - 0.0%
	22,534	Fidelity Institutional Money Market Portfolio	22,534

		Total Short-Term Investments	22,534
		(Cost $22,534)

		Total Investments 98.8%	155,239,697
		(Cost $208,442,883)

		Other Assets in Excess of Liabilities - 1.2%	1,919,345

		TOTAL NET ASSETS - 100.0%	$157,159,042

(a)	Non-Income Producing.
ADR	American Depositary Receipt

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 208,442,883
	Gross unrealized appreciation	2,505,708
	Gross unrealized depreciation	(55,708,894)
	Net unrealized appreciation	$ (53,203,186)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Number of Shares		Value

		COMMON STOCKS 96.3%
		Advertising 0.9%
	18,776	Arbitron, Inc.	$281,828

		Aerospace & Defense 2.7%
	10,286	American Science & Engineering, Inc.	573,959
	14,404	Ceradyne, Inc. (a)	261,144
			835,103
		Apparrel & Accessories 3.8%
	39,730	Carter's, Inc. (a)	747,321
	25,622	Under Armour, Inc. (a)	420,970
			1,168,291
		Application Software 1.7%
	36,247	Fair Isaac Corp.	509,995

		Auto Components 0.1%
	28,157	Tenneco, Inc. (a)	45,896

		Chemicals 2.4%
	25,948	Terra Industries, Inc.	728,879

		Diversified Metals & Mining 3.2%
	17,535	Compass Minerals International, Inc.	988,448

		Educational Services 2.4%
	22,883	Corinthian Colleges, Inc. (a)	445,074
	5,872	DeVry, Inc.	282,913
			727,987
		Electrical Component 2.2%
	67,192	C&D Technologies, Inc. (a)	124,305
	28,315	General Cable Corp. (a)	561,204
			685,509
		Food Distributors 2.5%
	40,902	United Natural Foods, Inc. (a)	775,911

		General Merchandise 2.9%
	20,361	99 Cents Only Stores (a)	188,136
	61,544	Fred's, Inc. - Class A	694,216
			882,352

		Health Care - Distributors 2.0%
	43,719	PSS World Medical, Inc. (a)	627,368

		Health Care - Facility 1.1%
	46,669	Sunrise Senior Living, Inc. (a)	$31,735
	30,289	U.S. Physical Therapy, Inc. (a)	293,197
			324,932
		Health Care - Services 1.4%
	27,724	Gentiva Health Services, Inc. (a)	421,405

		Health Care - Supplies 8.6%
	12,529	Haemonetics Corp. (a)	690,097
	24,240	ICU Medical, Inc. (a)	778,589
	50,692	Medical Action Industries, Inc. (a)	420,237
	62,184	Merit Medical Systems, Inc. (a)	759,266
			2,648,189
		Homebuilding 0.1%
	75,084	Champion Enterprises, Inc. (a)	36,040

		Industrial REITS 0.2%
	22,004	First Industrial Realty Trust, Inc.	53,910

		Insurance - Property/Casualty 2.9%
	15,457	Hanover Insurance Group Inc.	445,471
	23,121	Stewart Information Services Corp.	450,859
			896,330
		Integrated Telecommunication Services 0.6%
	28,384	Alaska Communications Systems Group, Inc.	190,173

		IT Consulting & Services 4.5%
	18,409	CACI International Inc. - Class A (a)	671,744
	17,101	ManTech International Corp. - Class A (a)	716,532
			1,388,276
		Leisure Products 2.5%
	125,601	Smith & Wesson Holding Corp. (a)	756,118

		Life Science Tools 1.0%
	13,082	Varian, Inc. (a)	310,567

		Machinery - Contruction/Farm 2.0%
	23,558	Westinghouse Air Brake Technologies Corp.	621,460

		Machinery - Industrial 3.5%
	16,026	IDEX Corp.	350,489
	14,264	Kaydon Corp.	389,835
	21,981	Robbins & Myers, Inc.	333,452
			1,073,776
		Marine 0.8%
	12,944	Alexander & Baldwin, Inc.	246,324

		Mortgage REITS 0.0%
	9,434	Arbor Realty Trust, Inc.	6,792

		Movies and Entertainment 0.8%
	11,778	DreamWorks Animation SKG, Inc. (a)	$254,876

		Oil & Gas - Equipment/Services 1.5%
	42,399	ENGlobal Corp. (a)	192,491
	75,387	ION Geophysical Corp. (a)	117,604
	51,449	North American Energy Partners (a) (b)	156,919
			467,014
		Oil & Gas - Exploration/Products 3.7%
	17,950	Encore Acquisition Co. (a)	417,697
	26,895	Forest Oil Corp. (a)	353,669
	14,754	Whiting Petroleum Corp. (a)	381,391
			1,152,757
		Oil & Gas - Storage 1.1%
	47,139	General Maritime Corp. (a)	329,973

		Packaged Foods/Meats 5.4%
	40,571	Lance, Inc.	844,688
	28,725	TreeHouse Foods, Inc. (a)	826,993
			1,671,681
		Personal Products 2.1%
	11,765	Chattem, Inc. (a)	659,428

		Railroads 2.1%
	21,197	Genesee & Wyoming, Inc. (a)	450,436
	16,698	Kansas City Southern (a)	212,232
			662,668
		Regional Banks 7.1%
	15,517	First Midwest Bancorp, Inc.	133,291
	22,716	Glacier Bancorp, Inc.	356,869
	50,263	Old National Bancorp	561,438
	11,406	Prosperity Bancshares, Inc.	311,954
	77,263	UCBH Holdings, Inc.	116,667
	15,454	Westamerica Bancorporation	704,084
			2,184,303
		Research & Consulting 1.1%
	19,471	School Specialty, Inc. (a)	342,495

		Residential REITS 2.9%
	16,571	Mid-America Apartment Communities, Inc.	510,884
	33,166	Sun Communities, Inc.	392,354
			903,238
		Restaurants 1.6%
	42,636	The Cheesecake Factory, Inc. (a)	488,182

		Retail - Apparel 1.3%
	16,698	Abercrombie & Fitch Co. - Class A	397,413

		Retail REITS 0.3%
	49,602	Cedar Shopping Centers, Inc.	86,307

		Services - Environmental 4.0%
	50,238	EnergySolutions, Inc.	434,559
	44,715	Fuel Tech, Inc. (a)	467,719
	15,571	Tetra Tech, Inc. (a)	317,337
			1,219,615
		Specialty Stores 2.1%
	18,223	Tractor Supply Co. (a)	657,121

		Steel 1.2%
	33,127	Commercial Metals Co.	$382,617

		Technology Distributions 0.4%
	29,732	GTSI Corp. (a)	114,766

		Thrifts & Mortgage Finance 0.5%
	111,498	MGIC Investment Corp.	158,327

		Trade Cos & Distributors 1.1%
	17,490	GATX Corp.	353,823

		Total Common Stocks	29,718,463
		(Cost $40,425,343)

		SHORT-TERM INVESTMENTS 3.9%
		Investment Company 3.9%
	1,200,775	Fidelity Institutional Money Market Portfolio	1,200,775

		Total Short-Term Investments	$1,200,775
		(Cost $1,200,775)

		Total Investments 100.2%
		(Cost $41,626,118)	30,919,238

		Liabilities in Excess of Other Assets (0.2)%	(68,733)

		TOTAL NET ASSETS 100.0%	$30,850,505

(a)	Non Income Producing
(b)	U.S.-dollar denominated security of foreign issuer.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 41,626,118
	Gross unrealized appreciation	1,540,906
	Gross unrealized depreciation	(12,247,786)
	Net unrealized depreciation	$ (10,706,880)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Securities are stated at value. Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities, such as term loans, not priced by an independent pricing service are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities (other than short-term investments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. With respect to all Funds, all equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra New Star International Equity Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, IronBridge, New Star and Netols pursuant to guidelines established by the Board of Directors.

Description	Columbus Core Plus		Columbus Core

	Investments in Securities	Other Investments*	Investments in Securities	Other Investments*
Level 1	$185,400	$-	$-	$-
Level 2	$360,266,007	$(854,670)	$67,602,496	$-
Level 3	$-	$-	$-	$-
Total	$360,451,407	$(854,670)	$67,602,496	$-

Description	IronBridge Small Cap	IronBridge SMID	New Star International Equity	Netols Small Cap Value

	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$235,416,176	$217,684,509	$2,841,734	$30,919,238
Level 2	$4,953,535	$8,788,151	$152,397,963	$-
Level 3	$-	$-	$-	$-
Total	$240,369,711	$226,472,660	$155,239,697	$30,919,238

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Effective December 31, 2007 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109  “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2008, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of Expiration	Columbus Core Plus	Columbus Core	IronBridge Small Cap	IronBridge SMID	New Star International	Netols Small Cap Value
2015	$-	$809,697	$-	$-	$-	$-
2016	-	-	-	-	-	119,331
Total	$-	$809,697	$-	$-	$-	$119,331

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By     /s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date        5/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
               William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date          5/26/09

By     /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date          5/26/09